Loans Principal, Interest and Financing Service Fee Receivables - Schedule of Allowance for Credit Losses (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Allowance for Credit Losses on Loans Collectively Evaluated [Member] | First lien [Member]
Schedule of Allowance for Credit Losses [Line Items]
Beginning Balance, January 1	¥ 272,173,960	¥ 286,300,001
Net loans principal, interest and financing service fee receivables	2,050,453,834	3,156,893,741
Recorded investment	2,252,125,391	3,429,067,701
Provision for credit losses	11,834,337	(9,998,235)
Charge-offs		(51,262)
(Decrease)/Increase in guaranteed recoverable assets	(82,336,740)	(4,076,544)
Recoveries
Ending Balance, December 31	201,671,557	272,173,960
Allowance for Credit Losses on Loans Collectively Evaluated [Member] | Second lien [Member]
Schedule of Allowance for Credit Losses [Line Items]
Beginning Balance, January 1	413,742,780	440,755,236
Net loans principal, interest and financing service fee receivables	3,359,618,482	5,244,998,702
Recorded investment	3,706,664,158	5,658,741,482
Provision for credit losses	(7,544,697)	3,075,268
Charge-offs		(258,155)
(Decrease)/Increase in guaranteed recoverable assets	(59,152,407)	(29,829,569)
Recoveries
Ending Balance, December 31	347,045,676	413,742,780
Allowance for Credit Losses on Loans Collectively Evaluated [Member] | Subtotal [Member]
Schedule of Allowance for Credit Losses [Line Items]
Beginning Balance, January 1	685,916,740	727,055,237
Net loans principal, interest and financing service fee receivables	5,410,072,316	8,401,892,443
Recorded investment	5,958,789,549	9,087,809,183
Provision for credit losses	4,289,640	(6,922,967)
Charge-offs		(309,417)
(Decrease)/Increase in guaranteed recoverable assets	(141,489,147)	(33,906,113)
Recoveries
Ending Balance, December 31	548,717,233	685,916,740
Allowance for Credit Losses on Loans Individually Evaluated [Member] | First lien [Member]
Schedule of Allowance for Credit Losses [Line Items]
Beginning Balance, January 1	13,099,754	3,836,350
Net loans principal, interest and financing service fee receivables	180,387,247	35,041,524
Recorded investment	223,629,316	48,141,278
Provision for credit losses	11,155,428	16,910,650
Charge-offs	(93,774,223)	(20,447,394)
(Decrease)/Increase in guaranteed recoverable assets	100,995,026	4,240,046
Recoveries	11,766,084	8,560,102
Ending Balance, December 31	43,242,069	13,099,754
Allowance for Credit Losses on Loans Individually Evaluated [Member] | Second lien [Member]
Schedule of Allowance for Credit Losses [Line Items]
Beginning Balance, January 1	26,814,193	8,411,486
Net loans principal, interest and financing service fee receivables	292,465,842	26,760,133
Recorded investment	328,431,907	53,574,326
Provision for credit losses	29,701,572	28,005,798
Charge-offs	(136,921,530)	(25,852,778)
(Decrease)/Increase in guaranteed recoverable assets	103,550,359	2,358,226
Recoveries	12,821,471	13,891,461
Ending Balance, December 31	35,966,065	26,814,193
Allowance for Credit Losses on Loans Individually Evaluated [Member] | Subtotal [Member]
Schedule of Allowance for Credit Losses [Line Items]
Beginning Balance, January 1	39,913,947	12,247,836
Net loans principal, interest and financing service fee receivables	472,853,089	61,801,657
Recorded investment	552,061,223	101,715,604
Provision for credit losses	40,857,000	44,916,448
Charge-offs	(230,695,753)	(46,300,172)
(Decrease)/Increase in guaranteed recoverable assets	204,545,385	6,598,272
Recoveries	24,587,555	22,451,563
Ending Balance, December 31	79,208,134	39,913,947
Allowance for Credit Losses [Member]
Schedule of Allowance for Credit Losses [Line Items]
Beginning Balance, January 1	725,830,687	739,303,073
Net loans principal, interest and financing service fee receivables	5,882,925,405	8,463,694,100
Recorded investment	6,510,850,772	9,189,524,787
Provision for credit losses	45,146,640	37,993,481
Charge-offs	(230,695,753)	(46,609,589)
(Decrease)/Increase in guaranteed recoverable assets	63,056,238	(27,307,841)
Recoveries	24,587,555	22,451,563
Ending Balance, December 31	¥ 627,925,367	¥ 725,830,687